Portfolio of Investments
Columbia Seligman Premium Technology Growth Fund, Inc., March 31, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 98.5%
Issuer	Shares	Value ($)
Communication Services 9.7%
Entertainment 1.4%
Activision Blizzard, Inc.	59,508	5,534,244
Sciplay Corp., Class A(a)	81,606	1,320,385
Total		6,854,629
Interactive Media & Services 6.3%
Alphabet, Inc., Class A(a)	8,041	16,584,724
Alphabet, Inc., Class C(a)	6,629	13,712,948
Match Group, Inc.(a)	8,000	1,099,040
Total		31,396,712
Media 1.4%
Discovery, Inc., Class C(a)	41,300	1,523,557
Fox Corp., Class A	142,700	5,152,897
Total		6,676,454
Wireless Telecommunication Services 0.6%
T-Mobile USA, Inc.(a)	6,200	776,798
Vodafone Group PLC, ADR	127,600	2,351,668
Total		3,128,466
Total Communication Services		48,056,261
Consumer Discretionary 2.3%
Internet & Direct Marketing Retail 2.3%
eBay, Inc.	190,529	11,667,996
Total Consumer Discretionary		11,667,996
Health Care 0.1%
Biotechnology 0.1%
Eiger BioPharmaceuticals, Inc.(a)	58,084	514,044
Total Health Care		514,044
Industrials 2.4%
Electrical Equipment 2.4%
Bloom Energy Corp., Class A(a)	403,753	10,921,519
Vizio Holding Corp., Class A(a)	34,702	841,523
Total		11,763,042
Total Industrials		11,763,042
Common Stocks (continued)
Issuer	Shares	Value ($)
Information Technology 84.0%
Communications Equipment 5.5%
Arista Networks, Inc.(a)	13,996	4,225,252
Cisco Systems, Inc.	27,100	1,401,341
CommScope Holding Co., Inc.(a)	119,600	1,837,056
F5 Networks, Inc.(a)	28,700	5,987,394
Lumentum Holdings, Inc.(a)	59,900	5,471,865
Plantronics, Inc.(a)	174,938	6,806,838
Telefonaktiebolaget LM Ericsson, ADR	123,300	1,626,327
Total		27,356,073
IT Services 7.5%
DXC Technology Co.(a)	53,000	1,656,780
Fidelity National Information Services, Inc.	34,400	4,836,984
Fiserv, Inc.(a)	31,600	3,761,664
Genpact Ltd.	72,670	3,111,730
Global Payments, Inc.	11,357	2,289,344
GoDaddy, Inc., Class A(a)	92,085	7,147,638
Pagseguro Digital Ltd., Class A(a)	58,741	2,719,708
Visa, Inc., Class A	54,125	11,459,886
Total		36,983,734
Semiconductors & Semiconductor Equipment 37.8%
Advanced Energy Industries, Inc.	69,927	7,633,931
Analog Devices, Inc.	36,141	5,604,746
Applied Materials, Inc.	154,486	20,639,330
Broadcom, Inc.	41,625	19,299,847
Inphi Corp.(a)	14,635	2,611,030
Intel Corp.	60,116	3,847,424
Lam Research Corp.	63,672	37,900,121
Marvell Technology Group Ltd.	239,358	11,723,755
Maxim Integrated Products, Inc.	63,100	5,765,447
Micron Technology, Inc.(a)	149,360	13,175,046
NXP Semiconductors NV	36,900	7,429,446
Qorvo, Inc.(a)	15,375	2,809,012
Rambus, Inc.(a)	95,400	1,854,576
Renesas Electronics Corp.(a)	391,400	4,285,367
SMART Global Holdings, Inc.(a)	57,545	2,648,221
Columbia Seligman Premium Technology Growth Fund, Inc. | Quarterly Report 2021	1

Portfolio of Investments   (continued)
Columbia Seligman Premium Technology Growth Fund, Inc., March 31, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Synaptics, Inc.(a)	134,405	18,201,125
Teradyne, Inc.	180,007	21,903,252
Total		187,331,676
Software 20.5%
Cerence, Inc.(a)	74,892	6,708,825
Cognyte Software Ltd.(a)	31,424	873,901
Cornerstone OnDemand, Inc.(a)	47,721	2,079,681
Dropbox, Inc., Class A(a)	380,535	10,145,063
Fortinet, Inc.(a)	48,869	9,012,421
McAfee Corp., Class A	128,194	2,915,132
Microsoft Corp.	69,500	16,386,015
NortonLifeLock, Inc.	315,723	6,712,271
Oracle Corp.	120,900	8,483,553
Palo Alto Networks, Inc.(a)	20,661	6,654,082
SailPoint Technologies Holdings, Inc.(a)	32,219	1,631,570
Salesforce.com, Inc.(a)	20,300	4,300,961
Synopsys, Inc.(a)	62,752	15,548,691
Tenable Holdings, Inc.(a)	15,300	553,630
Verint Systems, Inc.(a)	32,924	1,497,713
Xperi Holding Corp.	340,888	7,421,132
Zendesk, Inc.(a)	5,100	676,362
Total		101,601,003
Common Stocks (continued)
Issuer	Shares	Value ($)
Technology Hardware, Storage & Peripherals 12.7%
Apple, Inc.	189,800	23,184,070
Dell Technologies, Inc.(a),(b)	68,600	6,047,090
HP, Inc.	245,957	7,809,135
NetApp, Inc.	185,100	13,451,217
Western Digital Corp.	181,749	12,131,745
Total		62,623,257
Total Information Technology		415,895,743
Total Common Stocks (Cost $226,852,880)		487,897,086

Money Market Funds 1.3%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.067%(c),(d)	6,385,669	6,385,030
Total Money Market Funds (Cost $6,385,030)		6,385,030
Total Investments in Securities (Cost: $233,237,910)		494,282,116
Other Assets & Liabilities, Net		983,956
Net Assets		495,266,072

At March 31, 2021, securities and/or cash totaling $1,533,810 were pledged as collateral.
Investments in derivatives
Call option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
Dell Technologies, Inc.	Morgan Stanley	USD	(1,533,810)	(174)	105.00	7/16/2021	(37,492)	(20,793)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(c)	The rate shown is the seven-day current annualized yield at March 31, 2021.
2	Columbia Seligman Premium Technology Growth Fund, Inc. | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Seligman Premium Technology Growth Fund, Inc., March 31, 2021 (Unaudited)
Notes to Portfolio of Investments  (continued)
(d)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.067%
	9,894,909	25,047,532	(28,557,411)	—	6,385,030	—	2,238	6,385,669
Abbreviation Legend
ADR	American Depositary Receipt
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Seligman Premium Technology Growth Fund, Inc. | Quarterly Report 2021	3

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
1QT221_12_L01_(05/21)